Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	NWLIC
Entity Registrant Name	NATIONWIDE LIFE INSURANCE CO
Entity Central Index Key	0000205695
Entity Filer Category	Non-accelerated Filer